WARRANTY LIABILITIES	12 Months Ended
Jun. 30, 2013
Warranty Liability [Abstract]
Product Warranty Disclosure [Text Block]
NOTE 13 -              WARRANTY LIABILITIES

	June 30,
	2012	2013

Beginning balance	$2,798,800	$3,575,920
Expense accrued	3,031,835	1,502,131
Expense incurred	(2,319,630)	(1,206,893)
Exchange difference	64,915	89,483

Closing balance	$3,575,920	$3,960,641
Less: current portion of warranty liabilities	3,575,920	1,865,784
Long-term warranty liabilities	$-	$2,094,857